INCOME (LOSS) PER SHARE (Schedule of Income Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	$ 6,514	$ (3,978)	$ (5,975)
Weighted average number of issued ordinary shares	22,329,281	21,983,757	21,983,757
Dilutive effect of share options	1,569,196
Weighted average number of diluted ordinary shares	23,898,477	21,983,757	21,983,757
Income (loss) per share, basic ($)	$ 0.29	$ (0.18)	$ (0.27)
Income (loss) per share, diluted ($)	$ 0.27	$ (0.18)	$ (0.27)